Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Major Related Parties and their Relationships with the Group	The table below sets forth the major related parties and their relationships with the Group as of June 30, 2023 and June 30, 2024:
Name of related parties	Relationship with the Group

Mr. Peng Li	The Founder and controlling shareholder of the Company (i)
Beijing Baichuan Insurance Brokerage Co., Ltd.	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Shanronghaina Network Technology Co., Ltd.	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Baichuanxianghai Technology Co., Ltd	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
(i)	Upon the IPO, the Founder became controlling shareholder of the Company through his majority voting right.

Schedule of Related Party Transactions	The related party transactions entered into during the years ended June 30, 2022, 2023 and 2024 were as follows:
	For the years ended June 30,
Transactions	2022	2023	2024
	RMB	RMB	RMB

(i) Transactions recorded in revenue (1)	44,710	147,921	34,107

(ii) Other transactions
—Repayment of borrowings from related parties	(146,182)	-	-
—Borrowings from related parties	122,833	-	-
—Lending to related parties	(129,427)	(2,243)	-
—Repayment of lending to related parties	109,389	24,629	-
—Disposal of subsidiaries to related parties (2)	20,000	2,000	-

(1)	Beijing Feierlai has been providing marketing services to Beijing Baichuan Insurance Brokerage Co., Ltd. by referring learners to purchase insurance policies and earned commissions for the service, which was recorded as revenues from related parties subsequent to the disposal of Baichuan (Note 20).
(2)	The Group disposed of ChangYou Star to Beijing Shanronghaina Network Technology Co., Ltd. at a consideration of RMB22,000 (Note 20), of which RMB20,000 and RMB2,000 was received during the year ended June 30, 2022 and 2023, respectively.

Schedule of Outstanding Balance Due from/to Related Parties	The outstanding balance due from/to related parties as of June 30, 2023 and 2024 were as follows:
	As of June 30,
	2023	2024
	RMB	RMB

Due from related parties	29,116	4,488
Due from Beijing Baichuan Insurance Brokerage Co., Ltd. (1)	29,116	4,488
(1)	Beijing Feierlai has been providing marketing services to Beijing Baichuan Insurance Brokerage Co., Ltd. by referring learners to purchase insurance policies and earned commissions for the service, which was recorded as revenues from related parties subsequent to the disposal of Baichuan (Note 20).
(2)	The Group disposed of ChangYou Star to Beijing Shanronghaina Network Technology Co., Ltd. at a consideration of RMB22,000 (Note 20), of which RMB20,000 and RMB2,000 was received during the year ended June 30, 2022 and 2023, respectively.